Income Taxes (Details Narrative)	12 Months Ended
Jun. 30, 2019 USD ($)
Income Taxes (Details Narrative)
Operating loss carryforward	$ 78,390,000
Description for the ability to carryforward losses	The 20-year limitation was eliminated for losses incurred for the 2018 tax year, giving the taxpayer the ability to carry forward losses indefinitely. However, NOL carry forward arising after January 1, 2018, will now be limited to 80% of taxable income